Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 - RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2026, the Company granted 397,628 stock options at a weighted average exercise price of $1.66 to several executive officers and members of the Board of Directors (“Board”). No stock options were granted during the three months ended June 30, 2026.

In addition, during the six months ended June 30, 2026, the Company granted 688,929 RSUs to several executive officers and Board members of the Company. No RSUs were granted to executive officers and Board members of the Company during the three months ended on June 30, 2026.

The fair value of the stock options that were granted during the six months ended June 30, 2026, is $485 thousand, which is expected to be recognized over a 1-4-year vesting period, and the fair value of the granted RSUs is $1,210 thousand, which is expected to be recognized over a 1-4-years vesting period.